Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share capital	Share premium	Receipts for warrants	Capital reserve from transactions with controlling shareholder	Capital reserve on share-based payments	Foreign currency cumulative translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 79	$ 45,648	$ 1,176	$ 54,061	$ 1,318	$ (1,053)	$ (95,686)	$ 5,543
CHANGES DURING THE PERIOD:
Loss for the period							(3,951)	(3,951)
Currency translation differences						(622)		(622)
Comprehensive loss for the period						(622)	(3,951)	(4,573)
Issuance of share and warrants, net	9	6,509	656					7,174
Share-based payments					728			728
Balance at Jun. 30, 2022	88	52,157	1,832	54,061	2,046	(1,675)	(99,637)	8,872
Balance at Dec. 31, 2022	88	52,502	1,487	54,061	2,861	(1,582)	(106,753)	2,664
CHANGES DURING THE PERIOD:
Loss for the period							(5,144)	(5,144)
Currency translation differences						(330)		(330)
Comprehensive loss for the period						(330)	(5,144)	(5,474)
Issuance of share and warrants, net	28	3,918	2,320					6,266
Share-based payments	3	769			637			1,409
Balance at Jun. 30, 2023	$ 119	$ 57,189	$ 3,807	$ 54,061	$ 3,498	$ (1,912)	$ (111,897)	$ 4,865